Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Numerator
Net loss	$ (14,845)	$ (51,080)
Net loss attributable to ordinary shareholders-basic and diluted	$ (14,845)	$ (51,080)
Denominator
Weighted average number of ordinary shares used in net loss per share - Basic	65,140,334	53,587,167
Weighted average number of ordinary shares used in net loss per share - Diluted	65,140,334	53,587,167
Net loss per share attributable to ordinary shareholders-basic	$ (0.23)	$ (0.95)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.23)	$ (0.95)